Basis of preparation	6 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
These Condensed Consolidated Interim Financial Statements for Alcon Inc. ("the Company") and the subsidiaries it controls (collectively, "Alcon") have been prepared in accordance with International Accounting Standards 34, Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB") and the basis of preparation as described in this Note 1 and with the accounting policies as described in Note 3 to the December 31, 2019 Consolidated Financial Statements in the Company’s 2019 Form 20-F ("Form 20-F"), except for the changes to the accounting policy related to Business Combinations which was updated as of January 1, 2020, due to the adoption of amendments to International Financial Reporting Standard ("IFRS") 3, Business Combinations. The updated accounting policy is disclosed in Note 2 to these Condensed Consolidated Interim Financial Statements.
These Condensed Consolidated Interim Financial Statements do not include all of the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls, and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Alcon's financial position and performance since the last annual Consolidated Financial Statements. Therefore the Condensed Consolidated Interim Financial Statements should be read in conjunction with the annual Consolidated Financial Statements for the year ended December 31, 2019, which have been prepared in accordance with IFRS as issued by the IASB.
The accompanying Condensed Consolidated Interim Financial Statements present our historical financial position, results of operations, comprehensive income/(loss), and cash flows in accordance with IFRS.
On February 28, 2019, Novartis AG (“Novartis” or “Former Parent”) shareholders at their Annual General Meeting approved the proposed 100% spin-off of Alcon through the distribution of a dividend-in-kind of new Alcon shares to Novartis shareholders and Novartis American Depositary Receipt (“ADR”) holders (the “Spin-off”), subject to completion of certain conditions precedent to the distribution. Amendment No. 6 to the Company's Registration Statement on Form 20-F filed with the Securities and Exchange Commission ("SEC") on March 22, 2019, ("2018 Form 20-F"), was declared effective by the SEC on that same day. On April 9, 2019 (the “Distribution Date”), the Company became an independent, publicly-traded company as a result of the Spin-off and the shares of the Company became listed on the SIX Swiss Stock Exchange ("SIX") and on the New York Stock Exchange ("NYSE") under the symbol “ALC”. Each Novartis shareholder of record as of April 8, 2019 and each holder of Novartis’ ADR of record as of April 1, 2019 received one share of Alcon common stock for every five shares of Novartis common stock or Novartis ADR held. The financial statements for periods prior to the Spin-off were derived from Novartis’ Consolidated Financial Statements and accounting records and prepared in accordance with IFRS for the preparation of carved-out combined financial statements. Through the date of the Spin-off, all revenues and costs as well as assets and liabilities directly associated with Alcon have been included in the financial statements. Prior to the Spin-off, the financial statements also included allocations of certain expenses for services provided by Novartis to Alcon and allocations of related assets, liabilities, and the Former Parent’s invested capital, as applicable. The allocations were determined on a reasonable basis; however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had Alcon been an entity that operated independently of Novartis during the applicable periods.
Agreements entered into between Alcon and Novartis in connection with the Spin-off govern the relationship between the parties following the Spin-off and provide for the allocation of various assets, liabilities, rights and obligations. These agreements also include arrangements for transition services to be provided on a temporary basis between the parties.
Following the Spin-off, the consolidated financial statements include the accounts of Alcon and no longer include any allocations from Novartis.